SEGMENT INFORMATION - Narrative (Details)	12 Months Ended
Dec. 31, 2017 segment charter vessel
Segment Reporting [Abstract]
Number of segments | segment	2
Segment Reporting Information [Line Items]
Number of charterers | charter	10
LNG Carriers
Segment Reporting Information [Line Items]
Number of vessels	4
FSRUs
Segment Reporting Information [Line Items]
Number of vessels	6